Taxation - Summary of Tax Charges in Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Current tax
Current year	€ (3,387)	€ (2,651)		€ (2,035)
Pillar 2 income taxes	(21)	(9)		0
Over/(under) provided in prior years	54	160		31
Current tax (expense) income	(3,354)	(2,500)		(2,004)
Deferred tax
Origination and reversal of temporary differences	828	136		(16)
Changes in tax rates	(12)	(2)		6
Recognition of previously unrecognised losses brought forward	57	34		24
Deferred tax (expense) income	873	168		14
Total tax (expense) income	€ (2,481)	€ (2,332)	[1]	€ (1,990)	[1]

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).